SHAREHOLDERS' EQUITY AND INCOME PER COMMON SHARE (Tables)	12 Months Ended
Dec. 31, 2015
SHAREHOLDERS' EQUITY AND INCOME PER COMMON SHARE [Abstract]
Reconciliation of basic and diluted loss per share

A reconciliation of basic and diluted net income per common share for the years ended December 31 follows:

	2015	2014	2013
	(In thousands, except per share amounts)
Net income applicable to common stock	$20,017	$18,021	$82,062
Convertible preferred stock dividends	—	—	3,001
Preferred stock discount	—	—	(7,554)
Net income applicable to common stock for calculation of diluted earnings per share	$20,017	$18,021	$77,509
Weighted average shares outstanding (1)	22,716	22,927	13,970
Restricted stock units	233	306	363
Effect of stock options	119	124	92
Stock units for deferred compensation plan for non-employee directors	112	114	125
Effect of convertible preferred stock	—	—	7,314
Weighted average shares outstanding for calculation of diluted earnings per share	23,180	23,471	21,864
Net income per common share
Basic (1)	$0.88	$0.79	$5.87
Diluted	$0.86	$0.77	$3.55

(1)	Basic net income per common share includes weighted average common shares outstanding during the period and participating share awards.